Government Grants (Details) - Schedule of Government Grants - Grants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Government Grants [Line Items]
At 1 January	$ 316,754	$ 1,535,229
Received during the period	(1,122,324)	(3,544,435)
Amount recognized in the statement of profit or loss	871,385	2,325,960
At 31 December	65,815	316,754
Current assets	607,585	822,073
Non-current liabilities	(387,250)	(372,371)
Current liabilities	(154,520)	(132,948)
Total	$ 65,815	$ 316,754